CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income (loss) for the year	$ (606,346)	$ (521,394)	$ (128,931)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	(4,854)	7,776	15,216
Deferred tax recovery	0	3,857	49,284
Stock based compensation	(74,955)	25,841	59,404
Equity interest pick up	3,896	197,276	(166,735)
Gain on short term investment	(5,492)	0	(50,193)
Write-down equipments	0	506	0
Imputed interest	(8,051)	0	0
Loss on deconsolidation of subsidiaries	422,565	0	0
Changes in non-cash working capital items:
Accounts receivable	(21,278)	(12,230)	46,825
Prepaid expenses and deposits	5,127	(18,481)	(3,767)
Accounts payable and accrued liabilities	31,851	(6,747)	69,656
Deferred revenue	(16,200)	(15,520)	(42,449)
Net cash provided by (used in) operating activities	(273,737)	(339,116)	(151,690)
FINANCING ACTIVITIES:
Short term loan	(1,279,002)	(1,178,746)	(602,610)
Due to related parties	(20,223)	331,125	(190,448)
Net cash provided by financing activities	(1,299,225)	1,509,871	(793,058)
INVESTING ACTIVITIES:
Purchase of equipment	0	0	(1,726)
Short term investments	556,223	(274,778)	(19,944)
Cash received from deconsolidation of subsidiary	239,427	0	0
Cash reduced upon deconsolidation of subsidiary	(751,512)	0	0
Net cash provided by (used in) investing activities	44,138	(274,778)	(21,670)
Effect of exchange rate changes on cash and cash equivalents	281	13,449	631
Increase (decrease) in cash and cash equivalents	(1,528,543)	909,426	(965,787)
Cash and cash equivalents, beginning of year	1,715,300	805,874	1,771,661
Cash and cash equivalents, end of year	186,757	1,715,300	805,874
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0